Group companies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Investment in Subsidiaries

Fully owned subsidiaries

“IHG Management” d.o.o. Beograd (j)

24th Street Operator Sub, LLC (g) (k)

36th Street IHG Sub, LLC (g) (k)

426 Main Ave LLC (g) (k)

46 Nevins Street Associates, LLC (g) (k)

2250 Blake Street Hotel, LLC (g) (k)

Allegro Management LLC (g) (k)

Alpha Kimball Hotel LLC (g) (k)

American Commonwealth Assurance Co. Ltd. (m)

Asia Pacific Holdings Limited (n)

Barclay Operating Corp. (k)

BHMC Canada Inc. (o)

BHR Holdings B.V. (p)

BHR Luxembourg SARL (q)

BHR Pacific Holdings, Inc. (k)

BHTC Canada Inc. (o)

BOC Barclay Sub LLC (g) (cj)

Bristol Oakbrook Tenant Company (k)

Café Biarritz (n)

Cambridge Lodging LLC (g) (k)

Capital Lodging LLC (g) (k)

Compañia Inter-Continental De Hoteles

El Salvador SA (n)

Crowne Plaza Amsterdam (Management)

B.V. (r)

Crowne Plaza LLC (g) (k)

Cumberland Akers Hotel LLC (g) (k)

Dunwoody Operations, Inc. (k)

Edinburgh IC Limited (s)

EVEN Real Estate Holding LLC (g) (k)

General Innkeeping Acceptance

Corporation (b) (l)

Guangzhou SC Hotels Services Ltd. (t)

H.I. (Ireland) Limited (u)

HI Sugarloaf, LLC (g) (ci)

Hale International Ltd. (v)

HC International Holdings, Inc. (w)

HH France Holdings SAS (x)

HH Hotels (EMEA) B.V. (p)

HH Hotels (Romania) SRL (y)

HIM (Aruba) NV (z)

Hoft Properties LLC (g) (k)

Holiday Hospitality Franchising, LLC (g) (k)

Holiday Inn Mexicana S.A. de C.V. (ab)

Holiday Inns (China) Ltd (ac)

Holiday Inns (Chongqing), Inc. (l)

Holiday Inns (Courtalin) Holdings SAS (x)

Holiday Inns (Courtalin) SAS (b) (x)

Holiday Inns (England) Ltd. (n)

Holiday Inns (Germany), LLC (g) (l)

Holiday Inns (Guangzhou), Inc. (l)

Holiday Inns (Jamaica) Inc. (l)

Holiday Inns (Malaysia) Ltd. (ac)

Holiday Inns (Middle East) Ltd. (ac)

Holiday Inns (Philippines), Inc. (l)

Holiday Inns (Saudi Arabia), Inc. (l)

Holiday Inns (South East Asia) Inc. (l)

Holiday Inns (Thailand) Ltd. (ac)

Holiday Inns (UK), Inc. (l)

Holiday Inns Crowne Plaza (Hong Kong),

Inc. (l)

Holiday Inns Holdings (Australia) Pty Ltd (aa)

Holiday Inns Inc. (k)

Holiday Inns Investment (Nepal) Ltd. (ac)

Holiday Inns of America (UK) Ltd. (n)

Holiday Inns of Belgium N.V. (ad)

Holiday Pacific Equity Corporation (k)

Holiday Pacific LLC (g) (k)

Holiday Pacific Partners, LP (k)

Hotel InterContinental London (Holdings)

Limited (n)

Hotel Inter-Continental London Limited (n)

Hoteles Y Turismo HIH SRL (n)

IC Hotelbetriebsfuhrungs GmbH (ae)

IC Hotels Management (Portugal) Unipessoal,

Lda (af)

IC International Hotels Limited Liability

Company (ag)

IHC (Thailand) Limited (ah)

IHC Buckhead, LLC (g) (ci)

IHC Edinburgh (Holdings) (n)

IHC Hopkins (Holdings) Corp. (k)

IHC Hotel Limited (n)

IHC Inter-Continental (Holdings) Corp. (k)

IHC London (Holdings) (n)

IHC May Fair (Holdings) Limited (n)

IHC May Fair Hotel Limited (n)

IHC M-H (Holdings) Corp.(k)

IHC Overseas (U.K.) Limited (n)

IHC UK (Holdings) Limited (n)

IHC United States (Holdings) Corp. (b) (k)

IHC Willard (Holdings) Corp. (k)

IHG (Australasia) Limited (d) (ai)

IHG (Marseille) SAS (x)

IHG (Thailand) Limited (aj)

IHG Bangkok Ltd (v)

IHG Brasil Administracao de Hoteis e Servicos

Ltda (ak)

IHG Commission Services SRL (co)

IHG Community Development, LLC (g) (ci)

IHG Cyprus Limited (bw)

IHG de Argentina SA (al)

IHG ECS (Barbados) SRL (co)

IHG Franchising Brasil Ltda (bd)

IHG Franchising DR Corporation (k)

IHG Franchising, LLC (g) (k)

IHG Hotels (New Zealand) Limited (an)

IHG Hotels Limited (n)

IHG Hotels Management (Australia) Pty

Limited (d) (aa)

IHG Hotels Nigeria Limited (ao)

IHG Hotels South Africa (Pty) Ltd (ap)

IHG International Partnership (n)

IHG Istanbul Otel Yönetim Limited Sirketi (bx)

IHG Japan (Management) LLC (ar)

IHG Japan (Osaka) LLC (ar)

IHG Management (Maryland) LLC (g) (as)

IHG Management (Netherlands) B.V. (p)

IHG Management MD Barclay Sub LLC (g) (cj)

IHG Management SL d.o.o (bo)

IHG Orchard Street Member, LLC (g) (k)

IHG PS Nominees Limited (n)

IHG Systems Pty Ltd (d) (aa)

IHG Szalloda Budapest Szolgaltato Kft. (at)

IND East Village SD Holdings, LLC (g) (k)

InterContinental Berlin Service Company

GmbH (au)

InterContinental (Branston) 1 Limited (c) (n)

InterContinental (PB) 1 (n)

InterContinental (PB) 2 (ay)

InterContinental (PB) 3 Limited (n)

InterContinental Brasil Administracao

de Hoteis Ltda (ak)

Inter-Continental D.C. Operating Corp. (k)

Inter-Continental Florida Investment Corp. (k)

Inter-Continental Florida Partner Corp. (k)

InterContinental Gestion Hotelera S.L. (by)

Inter-Continental Hospitality Corporation (k)

InterContinental Hotel Berlin GmbH (au)

InterContinental Hotel Düsseldorf GmbH

(Germany) (av)

Inter-Continental Hoteleira Limitada (aw)

Inter-Continental Hotels (Montreal) Operating

Corp. (ax)

Inter-Continental Hotels (Montreal) Owning

Corp. (ax)

InterContinental Hotels (Puerto Rico) Inc. (az)

Inter-Continental Hotels (Singapore) Pte.

Ltd. (ai)

Inter-Continental Hotels Corporation (k)

Inter-Continental Hotels Corporation de

Venezuela C.A. (ba)

Intercontinental Hotels Corporation

Limited (d) (m)

InterContinental Hotels Group (Asia Pacific)

Pte Ltd (ai)

InterContinental Hotels Group (Australia) Pty

Limited (aa)

InterContinental Hotels Group (Canada) Inc. (o)

InterContinental Hotels Group (España)

SA (by)

InterContinental Hotels Group (Greater China)

Limited (ac)

InterContinental Hotels Group (India) Pvt.

Ltd (aq)

InterContinental Hotels Group (Japan) Inc. (l)

InterContinental Hotels Group (New Zealand)

Limited (an)

InterContinental Hotels Group (Shanghai)

Ltd. (bb)

InterContinental Hotels Group Customer Services Ltd. (n)

InterContinental Hotels Group do Brasil

Limitada (bc)

InterContinental Hotels Group Healthcare Trustee Limited (n)

InterContinental Hotels Group Operating

Corp. (e) (k)

InterContinental Hotels Group Resources

Inc. (b) (k)

InterContinental Hotels Group Services

Company (n)

InterContinental Hotels Italia, S.r.L. (be)

InterContinental Hotels Limited (a) (n)

InterContinental Hotels Management

GmbH (bf)

InterContinental Hotels Nevada

Corporation (ck)

Inter-Continental Hotels of San Francisco

Inc. (k)

Inter-Continental IOHC (Mauritius) Limited (bg)

Inter-Continental Management (Australia) Pty

Limited (aa)

InterContinental Management AM LLC (cm)

InterContinental Management Bulgaria

EOOD (bp)

InterContinental Management France SAS (x)

InterContinental Management Poland sp.

z.o.o (cn)

InterContinental Overseas Holding

Corporation (k)

Fully owned subsidiaries continued

KG Benefits LLC (g) (k)

KG Gift Card Inc. (bz)

KG Liability LLC (g) (k)

KG Technology, LLC (g) (k)

KHP Washington Operator LLC (g) (k)

KHRG 11th Avenue Hotel LLC (g) (k)

KHRG 851 LLC (g) (k)

KHRG Aertson LLC (g) (k)

KHRG Alexandria LLC (g) (k)

KHRG Alexis, LLC (g) (k)

KHRG Allegro, LLC (g) (k)

KHRG Argyle, LLC (g) (k)

KHRG Austin Beverage Company, LLC (g) (k)

KHRG Baltimore, LLC (g) (k)

KHRG Born LLC (g) (k)

KHRG Boston Hotel, LLC (g) (k)

KHRG Canary LLC (g) (k)

KHRG Cayman LLC (g) (k)

KHRG Cayman Employer Ltd. (k)

KHRG DC 1731 LLC (g) (k)

KHRG DC 2505 LLC (g) (k)

KHRG Donovan LLC (g) (k)

KHRG Employer, LLC (g) (k)

KHRG Goleta LLC (g) (k)

KHRG Gray LLC (g) (k)

KHRG Gray U2 LLC (g) (k)

KHRG Hillcrest, LLC (g) (k)

KHRG Huntington Beach LLC (g) (k)

KHRG King Street, LLC (g) (k)

KHRG La Peer LLC (g) (k)

KHRG Miami Beach LLC (g) (k)

KHRG Muse LLC (g) (k)

KHRG NPC LLC (g) (k)

KHRG Onyx LLC (g) (k)

KHRG Palladian LLC (g) (k)

KHRG Palomar Phoenix LLC (g) (k)

KHRG Philly Monaco LLC (g) (k)

KHRG Pittsburgh LLC (g) (k)

KHRG Reynolds LLC (g) (k)

KHRG Riverplace LLC (g) (k)

KHRG Sacramento LLC (g) (k)

KHRG Savannah LLC (g) (k)

KHRG Schofield LLC (g) (k)

KHRG Sedona LLC (g) (k)

KHRG SFD LLC (g) (k)

KHRG State Street LLC (g) (k)

KHRG Sutter LLC (g) (k)

KHRG Sutter Union LLC (g) (k)

KHRG Taconic LLC (g) (k)

KHRG Tariff LLC (g) (k)

KHRG Texas Hospitality, LLC (g) (k)

KHRG Texas Operations, LLC (g) (k)

KHRG Tryon LLC (g) (k)

KHRG Vero Beach, LLC (g) (k)

KHRG Vintage Park LLC (g) (k)

KHRG VZ Austin LLC (g) (k)

KHRG Wabash LLC (g) (k)

KHRG Westwood, LLC (g) (k)

KHRG Wilshire LLC (g) (k)

KHRG WPB LLC (g) (k)

KHRG Zamora LLC (g) (k)

Kimpton Hollywood Licenses LLC (g) (k)

Kimpton Hotel & Restaurant Group, LLC (g) (k)

Kimpton Phoenix Licenses Holdings LLC (g) (k)

Kimpton Sedona Licenses LLC (g) (k)

Louisiana Acquisitions Corp. (k)

Mercer Fairview Holdings LLC (g) (k)

MH Lodging LLC (g) (k)

PML Services LLC (g) (as)

Pollstrong Limited (n)

Powell Pine, Inc. (k)

Priscilla Holiday of Texas, Inc. (cl)

PT SC Hotels & Resorts Indonesia (bh)

Resort Services International (Cayo Largo)

L.P. (ci)

RM Lodging LLC (g) (k)

SBS Maryland Beverage Company LLC (g) (as)

SC Cellars Limited (ay)

SC Hotels International Services, Inc. (k)

SC Leisure Group Limited (n)

SC NAS 2 Limited (n)

SC Quest Limited (n)

SC Reservations (Philippines) Inc. (l)

SCH Insurance Company (bi)

SCIH Branston 3 (n)

Semiramis for training of Hotel Personnel

and Hotel Management SAE (ch)

SF MH Acquisition LLC (g) (k)

Six Continents Corporate Services (ay)

Six Continents Holdings Limited (n)

Six Continents Hotels de Colombia SA (bj)

Six Continents Hotels International Limited (n)

Six Continents Hotels, Inc. (k)

Six Continents International Holdings B.V. (p)

Six Continents Investments Limited (f) (n)

Six Continents Limited (n)

Six Continents Overseas Holdings Limited (n)

Six Continents Restaurants Limited (n)

SixCo North America, Inc. (w)

Solamar Lodging LLC (g) (k)

Southern Pacific Hotel Corporation (BVI) Ltd. (v)

Southern Pacific Hotels Properties Limited (v)

SPHC Group Pty Ltd. (aa)

SPHC Management Ltd. (bq)

Universal de Hoteles SA (bj)

White Shield Insurance Company Limited (bk)

Subsidiaries where the effective interest

is less than 100%

H.I. Soaltee Management Company Ltd (76.5%) (ac)

IHG ANA Hotels Group Japan LLC (74.66%) (ar)

IHG ANA Hotels Holdings Co., Ltd. (66%) (ar)

World Trade Centre Montreal Hotel Corporation

(74.11%) (bl)

Key
(a)	Directly owned by InterContinental Hotels Group PLC
(b)	Ordinary shares and preference shares
(c)	Ordinary A and ordinary B shares
(d)	Ordinary shares and redeemable preference shares
(e)	1/4 vote ordinary shares and ordinary shares
(f)	Ordinary shares, 5% cumulative preference shares and 7% cumulative preference shares
(g)	The entities do not have share capital and are governed by an operating agreement
(h)	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
(i)	Accounted for as an other financial asset due to IHG being unable to exercise significant influence over the financial and operating policy decisions of the entity
Registered addresses
(j)	Beograd, Cincar, Jankova 3, Serbia
(k)	1209 Orange Street, Wilmington, DE 19801, USA
(l)	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
(m)	Clarendon House, Church Street West, Bermuda
(n)	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
(o)	199 Bay Street, Suite 2800, Commerce Court West, Toronto, ON M5L 1A9, Canada
(p)	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
(q)	26 Blvd. Royal, L-2449, Luxembourg
(r)	Nieuwezijds Voorburgwal 5, 1012 RC Amsterdam, The Netherlands
(s)	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
(t)	Building 4, No. 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
(u)	29 Earlsfort Terrace, Dublin 2, D02 AY28, Ireland
(v)	Craigmuir Chambers, Road Town, Tortola VG1110, British Virgin Islands
(w)	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
(x)	31–33 rue Mogador – 75009 Paris, France
(y)	Bucharest, 1st District, 50–52 Buzesti St, 83 module, 11 floor, Romania
(z)	230 J E Irausquin Boulevard, Palm Beach, Aruba
(aa)	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
(ab)	Ontario # 1050, Col. Providencia. Guadalajara, Jalisco CP 44630, Mexico
(ac)	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
(ad)	Rond Punt Schumanplein 11, 1040 Brussels, Belgium

(ae)	Johannesgasse 28, 1030 Wien, Am Heumarkt 4, 1030 Wien, Austria
(af)	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
(ag)	24, Rusakovskaya Str., Moscow 107014, Russian Federation
(ah)	967 Rama I Road, Patumwan, Bangkok, Thailand
(ai)	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
(aj)	973 President Tower, 7th Floor, Units 7A, 7B, 7C, 7D, 7I, 7F, 7G and 7H, Ploenchit Road, Khwaeng Lumpini, Khet Pathumwan, Bangkok Metropolis, 10330, Thailand
(ak)	Alameda Jau 536 #3S-B, Sao Paulo, Brazil
(al)	Avenida Cordoba 1547, piso 8, oficina A, Buenos Aires, Argentina
(am)	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
(an)	Floor 9, 36 Kitchener Street, Auckland Central, Auckland 1010, New Zealand
(ao)	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
(ap)	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
(aq)	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
(ar)	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
(as)	HIQ Corporate Services Inc., 715 St. Paul Street, Baltimore, MD 21202, USA
(at)	1052 Budapest, Apáczai Csere János u. 12–14, Hungary
(au)	Budapester Str. 2, D-10787, Berlin, Germany
(av)	Koenigsallee 59, D-40215, Dusseldorf, Germany
(aw)	Av Das Americas 500, Bloco 3, Sala 316, Barra da Tijuca CEP 22640-100, Rio de Janeiro, Brazil
(ax)	InterContinental Montreal, 360 St. Antoine Street West, Montreal, Quebec H2Y 3X4, Canada
(ay)	BDO LLP, Two Snowhill, Birmingham, B4 6GA, UK
(az)	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
(ba)	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
(bb)	2nd Floor, Citigroup Tower, No. 33 Huayuanshiqiao Road, Pudong, Shanghai, P.R. China
(bc)	Alameda Jau 536, Suite 3S-C, Sao Paulo, Brazil
(bd)	Alameda Jau 536, Suite 3S-D, Sao Paulo, Brazil
(be)	Bastioni di Porta Nuova 21, 20121 Milano, Italy
(bf)	Am Hauptbahnhof, D-60329, Frankfurt, Germany
(bg)	JurisTax Services Ltd, Level 12, NeXTeracom Tower II, Ebene, Mauritius
(bh)	Menara Impreium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
(bi)	150 South Champlain Street, Burlington, VT 05401, USA
(bj)	Calle 16, No 28–51, Variante las Palmas, Colombia

(bk)	Suite B, Ground Floor, Regal House, Queensway, Gibraltar
(bl)	Suite 2500, 1000 De La Gauchetiere St. West, Montreal QC H3B 0A2, Canada
(bm)	Room 311, Building 1, No 16 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R. China
(bn)	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bo)	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
(bp)	4fl. 51B Bulgaria Blvd., Triaditsa, Sofia, Bulgaria
(bq)	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
(br)	Tahachal, Kathmandu, Nepal
(bs)	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
(bt)	20th Floor Menara Haw Par, Jalan Sultan Ismail, Kuala Lumpur, Wilayah Persekutuan, 50250, Malaysia
(bu)	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
(bv)	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bw)	195 Arch. Markarios III Ave., Neocleous House, 3030 Limassol, Cyprus
(bx)	Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, Istanbul, Turkey
(by)	Paseo de la Castellana 49, 28046 Madrid, Spain
(bz)	818 West 7th Street, Los Angeles, CA 90017, USA
(ca)	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
(cb)	2711 Centerville Road, Suite 400, Wilmington, DE 19805, USA
(cc)	2000 Monarch Tower, 3424 Peachtree Road, N.E., Atlanta, GA 30326, USA
(cd)	Moreno 809 2 Piso, Buenos Aires, Argentina
(ce)	Pan-American Life Insurance Company, 601 Poydras Street, New Orleans, LA 70130, USA
(cf)	Brack Capital Real Estate Ltd., 885 Third Avenue, 24th Floor, New York, NY 10022, USA
(cg)	Campos Elíseos 223, piso 7, Colonia Polanco, 11560, Mexico City, Mexico
(ch)	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
(ci)	289 S. Culver Street, Lawrenceville, GA 30046, USA
(cj)	111 Eighth Avenue, New York, NY 10011, USA
(ck)	701 S. Carson Street, Suite 200, Carson City, NV 89701, USA
(cl)	11003 Onion Creek Court, Austin, TX 78747, USA
(cm)	10, V. Sargsyan Str, office 114, Yerevan 0010, Armenia
(cn)	Al. Jerozolimskie 56C, 00-803 Warsaw, Poland
(co)	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004

Summary of Investment in Associates

Associates and joint ventures

111 East 48th Street Holdings LLC

(19.9%) (g) (h) (k)

Alkoer, S. de R.L. de C.V. (50%) (h) (cg)

BCRE IHG 180 Orchard Holdings LLC

(49%) (g) (cf)

Beijing Orient Express Hotel Co., Ltd.

(16.24%) (bm)

Blue Blood (Tianjin) Equity Investment

Management Co., Limited (30.05%) (bn)

Carr Clark SWW Subventure, LLC

(26.67%) (g) (ca)

Carr Waterfront Hotel, LLC

(11.46%) (g) (h) (ca)

China Hotel Investment Limited

(30.05%) (i) (am)

Desarrollo Alkoer Irapuato S. de R.L. de C.V.

(50%) (cg)

Desarrollo Alkoer Silao S. de R.L. de C.V.

(50%) (cg)

Gestion Hotelera Gestel, C.A. (50%) (c) (h) (ba)

H.I. Soaltee Hotel Company Private Ltd

(33.4%) (br)

Hotel JV Services LLC (16.67%) (c) (g) (cb)

Inter-Continental Hotels Saudi Arabia Limited

(40%) (bs)

NF III Seattle, LLC (25%) (g) (cc)

Nuevas Fronteras S.A. (23.66%) (cd)

Panacon (33.33%) (ce)

President Hotel & Tower Co Ltd. (30%) (bu)

Tianjin ICBCI IHG Equity Investment Fund

Management Co., Limited (21.04%) (bv)

Associates and joint ventures

111 East 48th Street Holdings LLC

(19.9%) (g) (h) (k)

Alkoer, S. de R.L. de C.V. (50%) (h) (cg)

BCRE IHG 180 Orchard Holdings LLC

(49%) (g) (cf)

Beijing Orient Express Hotel Co., Ltd.

(16.24%) (bm)

Blue Blood (Tianjin) Equity Investment

Management Co., Limited (30.05%) (bn)

Carr Clark SWW Subventure, LLC

(26.67%) (g) (ca)

Carr Waterfront Hotel, LLC

(11.46%) (g) (h) (ca)

China Hotel Investment Limited

(30.05%) (i) (am)

Desarrollo Alkoer Irapuato S. de R.L. de C.V.

(50%) (cg)

Desarrollo Alkoer Silao S. de R.L. de C.V.

(50%) (cg)

Gestion Hotelera Gestel, C.A. (50%) (c) (h) (ba)

H.I. Soaltee Hotel Company Private Ltd

(33.4%) (br)

Hotel JV Services LLC (16.67%) (c) (g) (cb)

Inter-Continental Hotels Saudi Arabia Limited

(40%) (bs)

NF III Seattle, LLC (25%) (g) (cc)

Nuevas Fronteras S.A. (23.66%) (cd)

Panacon (33.33%) (ce)

President Hotel & Tower Co Ltd. (30%) (bu)

Tianjin ICBCI IHG Equity Investment Fund

Management Co., Limited (21.04%) (bv)

Key
(a)	Directly owned by InterContinental Hotels Group PLC
(b)	Ordinary shares and preference shares
(c)	Ordinary A and ordinary B shares
(d)	Ordinary shares and redeemable preference shares
(e)	1/4 vote ordinary shares and ordinary shares
(f)	Ordinary shares, 5% cumulative preference shares and 7% cumulative preference shares
(g)	The entities do not have share capital and are governed by an operating agreement
(h)	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
(i)	Accounted for as an other financial asset due to IHG being unable to exercise significant influence over the financial and operating policy decisions of the entity
Registered addresses
(j)	Beograd, Cincar, Jankova 3, Serbia
(k)	1209 Orange Street, Wilmington, DE 19801, USA
(l)	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
(m)	Clarendon House, Church Street West, Bermuda
(n)	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
(o)	199 Bay Street, Suite 2800, Commerce Court West, Toronto, ON M5L 1A9, Canada
(p)	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
(q)	26 Blvd. Royal, L-2449, Luxembourg
(r)	Nieuwezijds Voorburgwal 5, 1012 RC Amsterdam, The Netherlands
(s)	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
(t)	Building 4, No. 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
(u)	29 Earlsfort Terrace, Dublin 2, D02 AY28, Ireland
(v)	Craigmuir Chambers, Road Town, Tortola VG1110, British Virgin Islands
(w)	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
(x)	31–33 rue Mogador – 75009 Paris, France
(y)	Bucharest, 1st District, 50–52 Buzesti St, 83 module, 11 floor, Romania
(z)	230 J E Irausquin Boulevard, Palm Beach, Aruba
(aa)	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
(ab)	Ontario # 1050, Col. Providencia. Guadalajara, Jalisco CP 44630, Mexico
(ac)	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
(ad)	Rond Punt Schumanplein 11, 1040 Brussels, Belgium

(ae)	Johannesgasse 28, 1030 Wien, Am Heumarkt 4, 1030 Wien, Austria
(af)	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
(ag)	24, Rusakovskaya Str., Moscow 107014, Russian Federation
(ah)	967 Rama I Road, Patumwan, Bangkok, Thailand
(ai)	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
(aj)	973 President Tower, 7th Floor, Units 7A, 7B, 7C, 7D, 7I, 7F, 7G and 7H, Ploenchit Road, Khwaeng Lumpini, Khet Pathumwan, Bangkok Metropolis, 10330, Thailand
(ak)	Alameda Jau 536 #3S-B, Sao Paulo, Brazil
(al)	Avenida Cordoba 1547, piso 8, oficina A, Buenos Aires, Argentina
(am)	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
(an)	Floor 9, 36 Kitchener Street, Auckland Central, Auckland 1010, New Zealand
(ao)	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
(ap)	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
(aq)	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
(ar)	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
(as)	HIQ Corporate Services Inc., 715 St. Paul Street, Baltimore, MD 21202, USA
(at)	1052 Budapest, Apáczai Csere János u. 12–14, Hungary
(au)	Budapester Str. 2, D-10787, Berlin, Germany
(av)	Koenigsallee 59, D-40215, Dusseldorf, Germany
(aw)	Av Das Americas 500, Bloco 3, Sala 316, Barra da Tijuca CEP 22640-100, Rio de Janeiro, Brazil
(ax)	InterContinental Montreal, 360 St. Antoine Street West, Montreal, Quebec H2Y 3X4, Canada
(ay)	BDO LLP, Two Snowhill, Birmingham, B4 6GA, UK
(az)	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
(ba)	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
(bb)	2nd Floor, Citigroup Tower, No. 33 Huayuanshiqiao Road, Pudong, Shanghai, P.R. China
(bc)	Alameda Jau 536, Suite 3S-C, Sao Paulo, Brazil
(bd)	Alameda Jau 536, Suite 3S-D, Sao Paulo, Brazil
(be)	Bastioni di Porta Nuova 21, 20121 Milano, Italy
(bf)	Am Hauptbahnhof, D-60329, Frankfurt, Germany
(bg)	JurisTax Services Ltd, Level 12, NeXTeracom Tower II, Ebene, Mauritius
(bh)	Menara Impreium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
(bi)	150 South Champlain Street, Burlington, VT 05401, USA
(bj)	Calle 16, No 28–51, Variante las Palmas, Colombia

(bk)	Suite B, Ground Floor, Regal House, Queensway, Gibraltar
(bl)	Suite 2500, 1000 De La Gauchetiere St. West, Montreal QC H3B 0A2, Canada
(bm)	Room 311, Building 1, No 16 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R. China
(bn)	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bo)	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
(bp)	4fl. 51B Bulgaria Blvd., Triaditsa, Sofia, Bulgaria
(bq)	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
(br)	Tahachal, Kathmandu, Nepal
(bs)	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
(bt)	20th Floor Menara Haw Par, Jalan Sultan Ismail, Kuala Lumpur, Wilayah Persekutuan, 50250, Malaysia
(bu)	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
(bv)	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bw)	195 Arch. Markarios III Ave., Neocleous House, 3030 Limassol, Cyprus
(bx)	Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, Istanbul, Turkey
(by)	Paseo de la Castellana 49, 28046 Madrid, Spain
(bz)	818 West 7th Street, Los Angeles, CA 90017, USA
(ca)	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
(cb)	2711 Centerville Road, Suite 400, Wilmington, DE 19805, USA
(cc)	2000 Monarch Tower, 3424 Peachtree Road, N.E., Atlanta, GA 30326, USA
(cd)	Moreno 809 2 Piso, Buenos Aires, Argentina
(ce)	Pan-American Life Insurance Company, 601 Poydras Street, New Orleans, LA 70130, USA
(cf)	Brack Capital Real Estate Ltd., 885 Third Avenue, 24th Floor, New York, NY 10022, USA
(cg)	Campos Elíseos 223, piso 7, Colonia Polanco, 11560, Mexico City, Mexico
(ch)	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
(ci)	289 S. Culver Street, Lawrenceville, GA 30046, USA
(cj)	111 Eighth Avenue, New York, NY 10011, USA
(ck)	701 S. Carson Street, Suite 200, Carson City, NV 89701, USA
(cl)	11003 Onion Creek Court, Austin, TX 78747, USA
(cm)	10, V. Sargsyan Str, office 114, Yerevan 0010, Armenia
(cn)	Al. Jerozolimskie 56C, 00-803 Warsaw, Poland
(co)	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004

Summary of Investment in Joint Ventures

Joint ventures

BCRE IHG 180 Orchard Holdings LLC

(49%) (g) (cf)

(g)	The entities do not have share capital and are governed by an operating agreement
(cf)	Brack Capital Real Estate Ltd., 885 Third Avenue, 24th Floor, New York, NY 10022, USA